UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 29, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--49.4%	Principal Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
3.23% - 4.93%, 5/29/08 - 6/13/08	450,000,000	450,807,130
American Express Company
3.05% - 4.85%, 5/22/08 - 8/28/08	313,000,000	313,000,000
Bank of Ireland (Yankee)
3.02% - 4.85%, 5/23/08 - 8/28/08	195,000,000 a	195,000,000
Bank of Montreal (Yankee)
3.10%, 7/31/08	200,000,000	200,000,000
Bank of Scotland (Yankee)
3.75%, 6/23/08	100,000,000	100,000,000
Bank of Scotland PLC (Yankee)
3.75% - 4.73%, 4/30/08 - 10/22/08	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.43% - 4.77%, 4/30/08 - 7/7/08	425,000,000	425,000,000
Barclays Bank PLC (Yankee)
3.73% - 5.08%, 3/19/08 - 7/14/08	355,000,000	355,066,144
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.07%, 3/25/08	50,000,000 a	50,000,000
BNP Paribas (Yankee)
4.42%, 6/20/08	102,500,000	102,599,477
BNP Paribas (Yankee)
3.02%, 8/27/08	205,000,000	205,000,000
Canadian Imperial Bank of Commerce (Yankee)
4.45%, 7/3/08	100,000,000	100,040,424
Comerica Inc.
3.05% - 4.32%, 5/13/08 - 7/8/08	435,000,000	435,000,000
Credit Agricole (London)
3.70%, 7/17/08	245,000,000	245,000,000
Credit Suisse (Yankee)
4.40% - 4.90%, 6/11/08 - 7/7/08	375,000,000	375,000,000
DEPFA BANK PLC (Yankee)
3.65%, 4/24/08	100,000,000 a	100,000,000
Mizuho Corporate Bank (Yankee)
3.05%, 5/14/08	100,000,000	100,000,000
Natixis (Yankee)
3.07% - 4.53%, 3/3/08 - 4/8/08	310,000,000 b	309,995,714
Regions Bank
4.65%, 5/9/08	38,000,000	38,000,000
Royal Bank of Scotland PLC (Yankee)
3.76%, 7/22/08	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB (Yankee)
5.02%, 4/18/08	15,000,000	15,000,000
Societe Generale (London)
4.53% - 4.80%, 6/10/08 - 7/7/08	272,000,000	272,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	80,000,000	80,000,000

UBS AG (Yankee)
5.06% - 5.50%, 3/12/08 - 3/19/08	455,000,000	455,000,000
UniCredito Italiano Bank PLC (Yankee)
4.83%, 5/27/08	150,000,000 a	150,000,000
UniCredito Italiano SpA (Yankee)
4.93%, 6/6/08	200,000,000	200,000,000
Union Bank of California, N.A.
4.29%, 6/20/08	165,000,000	165,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,636,508,889)		5,636,508,889
Commercial Paper--31.2%

Allied Irish Banks N.A. Inc.
4.81% - 4.90%, 5/21/08 - 6/11/08	31,000,000	30,633,402
Alpine Securitization Corp.
3.17% - 4.55%, 4/3/08 - 5/22/08	161,200,000 a	160,232,328
Amsterdam Funding Corp.
3.11%, 5/9/08	200,000,000 a	198,815,500
ASB Finance Ltd.
4.79% - 4.97%, 3/11/08 - 6/24/08	455,000,000 a	450,975,535
Barclays U.S. Funding Corp.
5.16%, 4/3/08	168,000,000	167,225,380
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	400,000,000	397,961,167
Cancara Asset Securitisation Ltd.
3.20% - 4.55%, 4/7/08 - 7/23/08	79,000,000 a	78,299,675
Chariot Funding LLC
4.55%, 4/7/08	50,000,000 a	49,768,750
CHARTA LLC
2.96% - 3.10%, 5/2/08 - 8/13/08	252,000,000 a	249,435,289
CIESCO LLC
3.36%, 4/23/08	150,000,000 a	149,264,625
Citigroup Funding Inc.
3.10% - 4.21%, 7/10/08 - 9/4/08	275,000,000	270,700,413
Commerzbank U.S. Finance Inc.
2.95%, 8/15/08	200,000,000	197,300,167
CRC Funding LLC
2.96%, 8/12/08	200,000,000 a	197,339,556
DnB NOR Bank ASA
2.94%, 8/13/08	100,000,000	98,670,833
FCAR Owner Trust, Ser. I
3.17%, 7/15/08	100,000,000	98,821,333
JPMorgan Chase & Co.
5.07%, 4/1/08	75,000,000	74,680,635
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	108,000,000	107,790,960
Scaldis Capital Ltd.
4.55%, 4/8/08	132,000,000 a	131,373,000
Skandinaviska Enskilda Banken AB
4.74%, 4/25/08	30,000,000	29,788,021
Societe Generale N.A. Inc.
3.74%, 7/17/08	200,000,000	197,186,333
Toronto-Dominion Holdings USA Inc.

4.85%, 5/27/08	87,000,000	86,005,517
Unicredit Delaware Inc.
4.81%, 6/25/08	77,000,000	75,836,359
Windmill Funding Corp.
3.14%, 5/16/08	50,000,000 a	49,670,667
Total Commercial Paper
(cost $3,547,775,445)		3,547,775,445
Corporate Notes--9.8%

Calyon
3.05%, 3/10/08	230,000,000 b	229,998,955
Commonwealth Bank of Australia
3.16%, 3/26/08	45,000,000 b	45,000,000
Deutsche Bank AG
4.87%, 3/24/08	107,000,000 b	107,138,646
Fifth Third Bancorp
3.15%, 3/25/08	100,000,000 b	100,000,000
Morgan Stanley
3.29%, 3/4/08	100,000,000 b	100,000,000
Royal Bank of Scotland PLC
3.12%, 3/26/08	210,000,000 b	210,000,000
Swedbank (ForeningsSparbanken AB)
3.37%, 3/12/08	100,000,000 b	100,000,000
Wachovia Bank, N.A.
4.85%, 3/27/08	25,000,000 b	25,034,498
Wells Fargo & Co.
3.19%, 3/3/08	100,000,000 b	100,000,000
Westpac Banking Corp.
3.12%, 3/18/08	100,000,000 b	100,000,000
Total Corporate Notes
(cost $1,117,172,099)		1,117,172,099
Promissory Note--1.8%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $200,000,000)	200,000,000 [c]	200,000,000
Time Deposits--1.5%

Skandinaviska Enskilda Banken AB
3.25%, 3/3/08
(cost $175,000,000)	175,000,000	175,000,000
Repurchase Agreements--6.0%

Banc of America Securities LLC
3.28%, dated 2/29/08, due 3/3/08 in the amount of
$100,027,292 (fully collateralized by $125,613,604
Corporate Bonds, 4.875%-8.75%, due 8/15/10-1/12/17,
value $105,000,000)	100,000,000	100,000,000
Bear Stearns Cos. Inc.
3.26%, dated 2/29/08, due 3/3/08 in the amount of
$125,033,958 (fully collateralized by $2,231,828,686
Federal National Mortgage Association, .05%-31.70%,
due 9/25/16-3/25/38, value $127,500,270)	125,000,000	125,000,000
Goldman, Sachs & Co.
1.70%, dated 2/29/08, due 3/3/08 in the amount of

$286,040,517 (fully collateralized by $221,777,000
U.S. Treasury Bonds, 4.75%-8.125%, due
11/15/16-2/15/37, value $291,720,506)	286,000,000	286,000,000
HSBC USA Inc.
3.23%, dated 2/29/08, due 3/3/08 in the amount of
$40,010,750 (fully collateralized by $43,755,000
Corporate Bonds, 5.95%-7.90%, due 11/21/12-10/1/35,
value $42,000,463)	40,000,000	40,000,000
Merrill Lynch & Co. Inc.
3.28%-3.29%, dated 2/29/08, due 3/3/08 in the amount
of $80,021,896 (fully collateralized by $92,815,000
Corporate Bonds, 3.75%-7.45%, due 9/23/08-6/1/67,
value $84,004,441)	80,000,000	80,000,000
UBS Securities LLC
3.23%, dated 2/29/08, due 3/3/08 in the amount of
$50,013,438 (fully collateralized by $51,691,596
Corporate Bonds, 3.30%-9.65%, due 3/15/08-10/15/37,
value $51,532,230)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $681,000,000)		681,000,000
Total Investments (cost $11,357,456,433)	99.7%	11,357,456,433
Cash and Receivables (Net)	.3%	31,805,439
Net Assets	100.0%	11,389,261,872

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $2,210,174,925 or 19.4% of net assets.
b Variable rate security--interest rate subject to periodic change.
c This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $200,000,000. At February 29, 2008, the aggregate value of this security was $200,000,000 representing 1.8% of net assets and is valued at cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	11,357,456,433		0

Level 3 - Significant Unobservable Inputs	0		0

Total	11,357,456,433		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)